Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 114,675	$ (20,841)	$ (35,776)	$ (19,344)	$ (936)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	91,912	23,215	32,815	14,149	5,981
Amortization of deferred financing costs	1,728	4,760	5,230	7,220	2,675
Amortization of intangibles	748	0
Loss (gain) from sale of interest in gas properties			4,230	0	(1,478)
Incentive unit expense	101,695	0
Write-off of deferred financing costs	6,896	0
Loss on extinguishment of debt	3,934	0
Restricted unit expense	0	40,087	32,906	0	170
Stock compensation expense	3,274	0
Write-off of unsuccessful exploratory well costs			8,143	0	0
Derivative instruments fair value (gain) loss	(5,357)	(16,698)	(6,891)	1,381	(574)
Cash payments for settled derivatives	(20,782)	(1,053)	676	879	574
Deferred income tax expense	18,787	0
Fair value gain on purchase of Marcellus joint venture	(203,579)	0
Equity in (income) loss of joint ventures	2,656	(19,297)	(19,420)	(1,532)	(370)
Write-down of abandoned leases and other leasehold costs			0	2,253	109
(Increase) decrease in:
Accounts receivable	(89,443)	(12,398)	(17,208)	(3,828)	(4,310)
Receivable from affiliate	2,033	6,897	9,635	(8,403)	(76)
Gas collateral account	0	4,343	643	(4,137)	(207)
Prepaid expenses and other	(2,165)	(270)	(541)	(212)	73
Cash receipts (payments) for settled derivatives	(20,782)	(1,053)	676	879	574
Increase (decrease) in:
Accounts payable	2,845	(133)	2,273	(30)	(125)
Royalties payable	11,605	5,916	7,432	775	1,117
Accrued interest	23,315	(1,324)
Other accrued expenses	14,546	5,029	5,859	7,391	746
Payable to affiliate	(9,644)	4,258	3,666	424	1,762
Net cash provided by (used in) operating activities	69,679	22,491	33,672	(3,014)	5,131
Cash flows from investing activities:
Capital expenditures for natural gas properties	(634,129)	(341,347)	(463,128)	(109,149)	(69,077)
Acquisition of Marcellus joint venture, net of cash acquired	(82,766)	0	0	(9,957)	(15,205)
Acquisition of Momentum assets	(111,447)	0
Acquisition of Greene County assets	(329,469)	0
Capital expenditures for property and equipment	(8,279)	(1,278)	(2,259)	(867)	(673)
Proceeds from sale of interest in gas properties	11,542	0	6,792	0	5,710
Net cash provided by (used in) investing activities	(1,154,548)	(342,625)	(458,595)	(119,973)	(79,245)
Cash flows from financing activities:
Proceeds from borrowings	900,000	321,003	435,500	44,361	82,972
Repayments of debt obligations	(498,983)	(159,726)	(160,760)	(10,152)	(7,726)
Restricted cash for convertible debt	8,268	(8,268)	(8,268)	0	0
Debt issuance costs	(19,401)	(9,480)	(12,194)	(1,913)	(9,699)
Common stock issuance	0	197,987
Repurchase of common stock	0	(2,267)
Costs relating to IPO	(1,412)	0
Proceeds from conversion of warrants	1,975	0
Proceeds from issuance of common stock sold in IPO, net of underwriting fees	598,500	0
Costs relating to August 2014 Equity Offering	(784)	0
Common stock issuance	197,072	0	195,977	96,782	7,900
Repurchase of common stock			(2,267)	(1,133)	0
Return of capital			0	(800)	0
Net cash provided by (used in)financing activities	1,185,235	339,249	447,988	127,145	73,447
Net increase (decrease) in cash	100,366	19,115	23,065	4,158	(667)
Cash at the beginning of the year	31,612	8,547	8,547	4,389	5,056
Cash at the end of the year	131,978	27,662	31,612	8,547	4,389
Supplemental disclosure of noncash investing and financing activities
Accretion of debt discount			2,099	0	0
Gas collateral financed by accounts payable			0	1,500	0
Capital expenditures for property, office furniture and equipment funded by capital lease borrowings			1,557	419	0
Application of advances from joint interest owners			(10,415)	0	0
Warrants issued in exchange for services			0	0	3,294
Conversion of related-party note payable to common stock			255	11,332	0
Natural Gas Properties | Accounts Payable
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			48,615	18,083	10,529
Natural Gas Properties | Other accrued liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			16,753	2,359	5,936
Natural Gas Properties | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			0	18,328	1,016
Natural Gas Properties | Deferred payment obligation
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			20,281	3,577	5,314
Natural Gas Properties | Other Liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			0	8,261	0
Property and equipment | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			$ 503	$ 1,270	$ 0